Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities

14.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deposits from advertising agencies and customers	13,760	16,029	2,302
Accrued professional fees	7,059	7,869	1,130
Advertising and promotion expenses payables and accruals	83,805	73,533	10,562
General operating expenses payables and accruals	36,955	71,350	10,249
Consideration to be paid for acquisition of Yitian Xindong (Note 4)	71,100	—	—
Deposits from original investor of Yitian Xindong (Note 4)	14,200	16,700	2,399
Deposits from individual property buyers	—	83,131	11,941
Forward contract in relation to future disposal of investments in Particle (Note 9)	—	15,988	2,297
Others	449	8,841	1,270
Total	227,328	293,441	42,150

14.  Accrued Expenses and Other Current Liabilities (Continued)

As the agent of real estate developers, the Group sells individual property buyers coupons issued by real estate developers that enable them to purchase specified properties from real estate developers at a discounted price. Coupons purchase price are collected initially by the Group upfront from the property buyers, and subsequently, the coupon purchase price will be remitted to the real estate developers when property buyers use the coupons to purchase the specified properties, or will be refunded to property buyers if they decide not to buy. The coupons purchase price paid by the property buyers are recorded in accrued expenses and other current liabilities in the Group's consolidated balance sheets.